STOCKHOLDERS' DEFICIT AND CONVERTIBLE PREFERRED SHARES (Details 1)	12 Months Ended
	Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	44,518,307
2011-2012 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,921,642
Exercise price | $ / shares	$ 0.35
Expiration date	Apr. 08, 2016
2011-2012 First Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	10,090,941
Exercise price | $ / shares	$ 0.35
Expiration date	Oct. 26, 2016
2011-2012 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,374,773
Exercise price | $ / shares	$ 0.31
Expiration date	Apr. 08, 2016
October 2012 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	29,585
Exercise price | $ / shares	$ 7.50
Expiration date	Oct. 16, 2016
April-May 2013 Private Placement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	400,000
Exercise price | $ / shares	$ 25.00
Expiration date	Apr. 04, 2016
April-May 2013 First Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	80,003
Exercise price | $ / shares	$ 12.50
Expiration date	Apr. 04, 2016
April-May 2013 Second Private Placement [Member] | Placement Agents [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	40,005
Exercise price | $ / shares	$ 25.00
Expiration date	Apr. 04, 2016
September 2014 Private Placement [Member] | Investor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,021,699
Exercise price | $ / shares	$ 0.48
Expiration date	Sep. 23, 2018
September 2014 PPM Warrant Replacement Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	4,752,147
Exercise price | $ / shares	$ 0.48
Expiration date	Sep. 23, 2018
February 2015 PPM A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	83,334	[1]
Exercise price | $ / shares	$ 0.24	[1]
Expiration date	Nov. 25, 2015	[1]
February 2015 PPM A [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	241,422
Exercise price | $ / shares	$ 0.18
Expiration date	Feb. 25, 2018
February 2015 PPM B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,266,057
Exercise price | $ / shares	$ 0.30
Expiration date	Feb. 25, 2018
February 2015 PPM C [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	60,356
Exercise price | $ / shares	$ 0.30
Expiration date	Feb. 25, 2018
February 2015 PPM B 2nd closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	555,556
Exercise price | $ / shares	$ 0.30
Expiration date	Mar. 16, 2018
May 2015 replacement warrants [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,863,280
Exercise price | $ / shares	$ 0.24
Expiration date	Feb. 15, 2016
May 2015 replacement warrants (PA) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	60,356
Exercise price | $ / shares	$ 0.24
Expiration date	Feb. 15, 2016
July 2015 PPM - 2015 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,375,135
Exercise price | $ / shares	$ 0.35
Expiration date	Jul. 23, 2016
July 2015 PPM - 2015 Series A Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	309,803
Exercise price | $ / shares	$ 0.35
Expiration date	Aug. 28, 2016
July 2015 PPM - 2015 Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,500,135
Exercise price | $ / shares	$ 0.40
Expiration date	Jul. 23, 2018
July 2015 PPM - 2015 Series B Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	309,803
Exercise price | $ / shares	$ 0.40
Expiration date	Aug. 28, 2018
July 2015 PPM - 2015 Series B Warrants-2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,675,305
Exercise price | $ / shares	$ 0.40
Expiration date	Aug. 28, 2018
July 2015 PPM (PA) - 1st Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	425,022
Exercise price | $ / shares	$ 0.30
Expiration date	Jul. 23, 2018
July 2015 PPM (PA) - 2015 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	212,511
Exercise price | $ / shares	$ 0.35
Expiration date	Jul. 23, 2016
July 2015 PPM (PA) - 2015 Series B Warrants - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	12,067
Exercise price | $ / shares	$ 0.35
Expiration date	Aug. 28, 2016
July 2015 PPM (PA) - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	212,511
Exercise price | $ / shares	$ 0.40
Expiration date	Jul. 23, 2018
July 2015 PPM - 2015 Series A Warrants-2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,675,305
July 2015 PPM (PA) - 2015 Second Series B Warrants - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	12,067
Exercise price | $ / shares	$ 0.40
Expiration date	Aug. 28, 2018
July 2015 PPM Second (PA) - 2nd Closing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	24,135
Exercise price | $ / shares	$ 0.30
Expiration date	Aug. 28, 2018
November 2015 PPM 2015 Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	5,353,787
Exercise price | $ / shares	$ 0.37
Expiration date	Mar. 19, 2017
November 2015 PPM 2015 Series A Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	576,168
Exercise price | $ / shares	$ 0.37
Expiration date	Mar. 19, 2017
November 2015 PPM 2015 Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	2,294,480
Exercise price | $ / shares	$ 0.43
Expiration date	Nov. 19, 2018
November 2015 PPM 2015 Series B Warrants [Member] | Finder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	246,929
Exercise price | $ / shares	$ 0.43
Expiration date	Nov. 19, 2018
December 2015 PPM Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding as of December	1,461,988
Exercise price | $ / shares	$ 0.34
Expiration date	Jun. 24, 2016

[1]	Warrants for which cash has been received by the Company but no securities issued.